Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other financial liabilities [Abstract]
Disclosure Of Loans And Financial Obligations Classified By Type At The Statement Of Financial Position [Text Block]
Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2018		As of December 31, 2017
	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Bank borrowings (*)	38,160,178	75,200,804	24,623,746	73,886,831
Bonds payable (*)	4,081,175	135,281,303	3,306,135	69,476,612
Financial leases obligations (*)	365,972	17,546,162	176,586	17,638,289
Derivative financial instruments (**)	4,997,124	-	10,416,675	-
Derivative hedge liabilities (**)	1,194,502	157,028	1,840,188	-
Deposits for return of bottles and containers	13,967,995	-	13,228,328	-
Total	62,766,946	228,185,297	53,591,658	161,001,732

Disclosure Of Non Current Loans And Financial Obligations [Text Block]
Non-current loan and financial obligation

As of
December 31, 2018
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh $	ThCh $	ThCh $	ThCh $		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	10,049	11,077	43,764	64,890	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	8,059,332	-	-	8,059,332	At maturity	3.38
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	39,826,440	-	39,826,440	At maturity	4.56
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	4.68
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	18,000	-	-	18,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	-	-	22,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	13,048	-	-	13,048	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	52,210	-	-	52,210	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	27,780	-	-	27,780	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	48,610	-	-	48,610	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,300	-	-	41,300	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	51,671	-	-	51,671	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	92,344	-	-	92,344	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	114,800	-	-	114,800	Monthly	5.16
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	520,654	-	-	520,654	Monthly	5.02
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,743,952	1,743,952	3,487,900	6,975,804	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	871,421	-	-	871,421	Monthly	4.80
Sub-Total							14,087,671	57,581,469	3,531,664	75,200,804
Financial leases obligations
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	747,756	801,372	15,995,307	17,544,435	Monthly	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	1,727	-	-	1,727	Monthly	17.00
Sub-Total							749,483	801,372	15,995,307	17,546,162

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
(Note 7 – Financial instruments
)
.
(*) See
Note 5 – Risk administration
non-discounted contractual cash flows.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh $	ThCh $	ThCh $	ThCh $		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	9,976,415	9,984,905	32,519,081	52,480,401	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 06/28/2018	Chile	UF	-	-	82,800,902	82,800,902	Semiannual	2.90
Sub-Total							9,976,415	9,984,905	115,319,983	135,281,303

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
(Note 7 – Financial instruments
)
.
(*) See
Note 5 – Risk administration
non-discounted contractual cash flows.

As of December 31, 2017:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh $	ThCh $	ThCh $	ThCh $		(%)
Bank borrowings
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	10,183,293	-	-	10,183,293	At maturity	2.70
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	39,750,482	-	39,750,482	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	17,624	-	-	17,624	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	72,000	-	-	72,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	32,667	-	-	32,667	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	112,500	-	-	112,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	50,621	-	-	50,621	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	138,116	-	-	138,116	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	94,445	-	-	94,445	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	131,944	-	-	131,944	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	297,505	-	-	297,505	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	208,100	-	-	208,100	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	171,638	-	-	171,638	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	245,098	-	-	245,098	Monthly	4.42
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.50
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,378,183	-	-	1,378,183	Monthly	5.02
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	4.68
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	748,377	-	-	748,377	Monthly	26.63
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	1,854,238	-	-	1,854,238	Quarterly	23.00
Sub-Total							18,136,349	55,750,482	-	73,886,831
Financial leases obligations
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander	Chile	UF	-	6,991	-	6,991	Monthly	6.27
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	136,371	156,348	17,329,787	17,622,506	Monthly	7.07
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	8,792	-	-	8,792	Monthly	17.00
Sub-Total							145,163	163,339	17,329,787	17,638,289

(*) See
Note 5
non-discounted contractual cash flows.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh $	ThCh $	ThCh $	ThCh $		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond E	388 10/18/2004	Chile	UF	5,327,846	5,359,626	5,359,627	16,047,099	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	7,258,889	9,702,632	36,467,992	53,429,513	Semiannual	4.25
Sub-Total							12,586,735	15,062,258	41,827,619	69,476,612

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
(Note 7 – Financial instruments)
.
(*) See
Note 5 – Risk administration
non-discounted contractual cash flows.

Details of the fair value of bank borrowings, financial leases obligations and bonds payable are described in
Note 7
.

Disclosure Of Finance Lease Obligations [Text Block]
Subsidiary Finca La Celia S.A.

				Amount
Type	Institution	Contract Date	Currency type or reset unit	Contract (Thousands)	Purchase option (UF)	Number of quotas	Anual Interest (%)
Automotor	Banco Supervielle - Argentina	06-07-2017	ARS	9,963	398	36	17.00

Disclosure of finance lease and operating lease by lessee [text block]
As of December 31, 2018 future payments and the current value of finance lease obligations are detailed as follows:

Lease Minimum Future Payments	As of December 31, 2018
	Gross Amount	Interest	Value
	ThCh $	ThCh $	ThCh $
0 to 3 months	241,724	151,208	90,516
3 months to 1 year	725,183	449,727	275,456
Over 1 year to 3 years	1,911,683	1,162,200	749,483
Over 3 years to 5 years	1,909,956	1,108,584	801,372
Over 5 years	23,078,634	7,083,327	15,995,307
Total	27,867,180	9,955,046	17,912,134